Discontinued Operations	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
3.	Discontinued Operations

The disposal of PIHL Group described in Note 1 was completed on October 11, 2016.

The Agreement also contains an earnout structure. Subject to terms and conditions thereof, Remaining Amount (as the capitalized term is defined in the Agreement), capped at RMB375 Million in the aggregate, shall be paid to the Company in the event that the audited net profit of PIHL (after deducting all non-recurring gains and losses and on a consolidated basis) for the fiscal years of 2016, 2017 and 2018 shall be no less than HK$161,211, HK$177,088 and HK$195,408, respectively; which performance targets had or confirmed to have been met. On April 20, 2018, the Company, via Viewmount, completed disposals of its certain former subsidiaries holding ownership interests in the newly established manufacturing plant in Kai Ping, China to PIHL for a total consideration of approximately HK$70, representing the actual registered capital injected by Viewmount into the relevant former subsidiaries alongside settlement of all account payables owed by the relevant former subsidiaries to Viewmount at the closing (totaling HK$258,910).

The disposals represented a strategic shift and had a major effect on the Group’s results of operations. The disposed entities are accounted as discontinued operations in the consolidated financial statements for the years ended December 31, 2016 and 2017. Gains of HK$540,921, HK$141,341 and HK$171,809 for the years ended December 31, 2016, 2017 and 2018, respectively, were recognized on the disposals including in net income from discontinuing operations.

The financial results of the disposed business lines are set out below. Based on the Group’s management accounts, the assets, liabilities as of December 31, 2017, the revenues and expenses for the years ended December 31, 2016 and 2017 have been reclassified as discontinued operations to retrospectively reflect the strategic shift.

Carrying amounts of assets disposed

December 31,
2017
HK$

Cash and cash equivalents	94,499
Deposits, prepayment and other receivables	30,344
Current assets of discontinued operations	124,843

Property, plant and equipment, net	53,470
Land use right	27,033
Non-current assets of discontinued operations	80,503
Total assets of discontinued operations	205,346

Carrying amounts of liabilities disposed

December 31,
2017
HK$

Other payables and accruals	259
Current liabilities of disposal liabilities	259
Total liabilities of disposal liabilities	259

Consolidated statement of operations and comprehensive income

	For the year ended December 31,
	2016	2017	2018
	HK$	HK$	HK$

Revenue	1,073,536	-	-
Cost of sales	(778,059)	-	-

Gross profit	295,477	-	-
Other revenue	5,897	-	-
Selling, general and administrative expenses	(125,994)	(3,104)	(5,909)
Gain on disposal of property, plant and equipment	1,197	-	-
Gain on disposal of subsidiaries	540,921	141,341	171,809
Interest income	334	45	24
Finance costs	(545)	-	-

Profit before income tax	717,287	138,282	165,924
Income tax expense	(31,305)	-	-

Profit for the year	685,982	138,282	165,924

Other comprehensive income
Exchange gain/(loss) on translation of financial statements of foreign operations	(13,458)	(813)	6,674
Income from discontinued operations attributable to members of the Company	672,524	137,469	172,598